Long-Term Debt - Convertible Notes Payable (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2024	Nov. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Debt Instrument [Line Items]
Shares issued (in shares)					1,231,574
Debt amount			$ 11,693,878		$ 4,357,201
Loss on extinguishment of debt					376,086	$ 0
Unamortized debt issuance expense			8,232,488		$ 61,857
Class of warrant or right, outstanding (in shares)					1,231,574	905,470	624,508
Convertible Note Warrants
Debt Instrument [Line Items]
Shares issued (in shares)	5,594
Note and US Capital Note | Convertible Debt
Debt Instrument [Line Items]
Interest payable					$ 50,037
Unamortized debt issuance expense					36,194
Long-term debt, net					$ 3,294,659
Interest expense			$ 88,692	$ 84,597
The Note
Debt Instrument [Line Items]
Debt, term								6 months
Minimum proceeds, conversion threshold								$ 15,000,000
Conversion price rate								90.00%
Debt fee amount		$ 20,000
Unamortized debt issuance expense		$ 32,828
Conversion of stock, shares converted (in shares)	359,266
The Note | Convertible Note Warrants
Debt Instrument [Line Items]
Shares issued (in shares)					5,091
Class of warrant or right, outstanding (in shares)		16,320
Warrants outstanding value		$ 156,505
The Note | $12.40 Exercise Price
Debt Instrument [Line Items]
Shares issued (in shares)					3,540
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 12.4
The Note | $11.67 Exercise Price
Debt Instrument [Line Items]
Shares issued (in shares)					1,551
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 11.67
The Note | Convertible Debt
Debt Instrument [Line Items]
Debt instrument face amount								$ 10,000,000
Debt instrument, interest rate, stated percentage								12.00%
Debt amount	$ 3,233,388	2,495,000
Interest payable		635,854
Loss on extinguishment of debt		$ 376,086
US Capital Note
Debt Instrument [Line Items]
Conversion of stock, shares converted (in shares)	100,000
US Capital Note | Convertible Debt
Debt Instrument [Line Items]
Long-term debt, net	$ 200,000